UNITED STATES

























SECURITIES AND EXCHANGE COMMISSION

























WASHINGTON D.C. 20549

























FORM 13F

























FORM 13F COVER PAGE

























Report for the Calendar Year or Quarter Ended: September 30, 2000























Check here if Amendment [ ]; Amendment Number:
























This Amendment (Check only one.):
[ ] is a restatement.











[ ] adds new holdings entries.























Institutional Investment Manager Filing this Report:
























Name:
Foster Dykema Cabot & Co., Inc.










Address:
21 Milk Street - 3rd Floor











Boston, MA 02109-5408




































13F File Number:
0001037558





































The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.






































Person Signing this Report on Behalf of Reporting Manager:
























Name:
Philip T. Chaplin











Title:
Vice President











Phone:
617-423-3900
























Signature,
Place,
and Date of Signing:









Philip T. Chaplin
Boston, MA
November 30, 2001






















Report Type (Check only one.):

























[X] 13F HOLDINGS REPORT.

























[ ] 13F NOTICE.

























[ ] 13F COMBINATION REPORT.






































Report of Other Managers Reporting for this Manager:
0

FORM 13F SUMMARY PAGE

























Report Summary:

























Number of Other Included Managers:
0











Form 13F Information Table Entry Total:
93











dForm 13F Information Table Value Total:
131564











List of Other Included Managers:
None












FORM 13(f) INFORMATION TABLE



















Voting Authority











--------------------------






Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
Title of class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Managers
Sole
Shared
None
----------------
---------------
------
--------
-------
----
-----
-------
--------
----
------
----
Abbott Laboratories
COM
002824100
1661
34931
SH

Sole

34931


Allmerica Financial Corp
COM
019754100
588
9200
SH

Sole

9200


American Express
COM
025816109
4264
70197
SH

Sole

70197


American Home Products
COM
026609107
954
16906
SH

Sole

16906


American International Group
COM
026874107
8441
88212
SH

Sole

88212


Anheuser-Busch Cos
COM
035229103
237
5600
SH

Sole

5600


Automatic Data Processing Inc
COM
053015103
803
12006
SH

Sole

12006


BP PLC
Sponsored ADR
055622104
1044
19695
SH

Sole

19695


Bank of America Corporation
COM
060505104
365
6966
SH

Sole

6966


Bank One Corp
COM
06423A103
557
14631
SH

Sole

14631


Bellsouth Corp
COM
079860102
370
9148
SH

Sole

9148


Berkshire Hathaway Inc DEL
Class A
084670108
9080
141
SH

Sole

141


Berkshire Hathaway Inc DEL
Class B
084670207
6885
3326
SH

Sole

3326


Bristol-Myers Squibb Co
COM
110122108
1589
27639
SH

Sole

27639


Catellus Development Corp
COM
149111106
1745
99692
SH

Sole

99692


Cedar Fair L P
Depository Unit
150185106
3055
165709
SH

Sole

165709


Chevron
COM
166751107
386
4527
SH

Sole

4527


ChoicePoint Inc
COM
170388102
218
4742
SH

Sole

4742


Citigroup Inc
COM
172967101
464
8521
SH

Sole

8521


Coca-Cola Co
COM
191216100
1998
36245
SH

Sole

36245


Cohen & Steers Total Return Fd
COM
19247R103
1363
114750
SH

Sole

114750


Colgate Palmolive Co
COM
194162103
345
7300
SH

Sole

7300


Commerce One Inc Del
COM
200693109
340
4336
SH

Sole

4336


Computer Sciences Corp
COM
205363104
203
2739
SH

Sole

2739


Cornerstone Strategic Return
COM
21923Y105
635
61549
SH

Sole

61549


Costco Wholesale Corp
COM
22160K105
4641
132824
SH

Sole

132824


Disney Walt Co
COM DISNEY
254687106
262
6860
SH

Sole

6860


Dover Corp
COM
260003108
6436
137125
SH

Sole

137125


Du Pont E I De Nemours & Co
COM
263534109
200
4900
SH

Sole

4900


Elan PLC
ADR
284131208
346
6320
SH

Sole

6320


Emerson Electric Co
COM
291011104
885
13206
SH

Sole

13206


Equifax Inc
COM
294429105
1266
46987
SH

Sole

46987


Exxon Mobil Corporation
COM
30231G102
2497
28025
SH

Sole

28025


Federal Home Ln Mtg Corp
COM
313400301
6760
125035
SH

Sole

125035


First Financial Fund Inc
COM
320228109
105
10800
SH

Sole

10800


Fleet Boston Financial Corp
COM
339030108
1028
26366
SH

Sole

26366


Forrester Resh Inc
COM
346563109
587
9200
SH

Sole

9200


GPU Inc
COM
36225X100
437
13460
SH

Sole

13460


Gannett Co
COM
364730101
556
10484
SH

Sole

10484


General Electric Co
COM
369604103
7634
132040
SH

Sole

132040


Genzyme Corp
COM
372917104
682
10000
SH

Sole

10000


Greenland Corp
COM
39530P200
0
7
SH

Sole

7


Gillette Co
COM
375766102
3419
110750
SH

Sole

110750


Hewlett Packard Co
COM
428236103
299
3082
SH

Sole

3082


Illinois Tool Wks Inc
COM
452308109
231
4130
SH

Sole

4130


Intel Corp
COM
458140100
814
19578
SH

Sole

19578


International Business Machs
COM
459200101
1138
10100
SH

Sole

10100


Johnson & Johnson
COM
478160104
3800
40448
SH

Sole

40448


Jones Apparel Group Inc
COM
480074103
1288
48600
SH

Sole

48600


Leucadia National Corp
COM
527288104
241
9000
SH

Sole

9000


Eli Lilly & Co
COM
532457108
892
10990
SH

Sole

10990


Lincoln Elec Hldgs Inc
COM
533900106
1121
84200
SH

Sole

84200


Lucent Technologies
COM
549463107
344
11273
SH

Sole

11273


M & T Bank Corp
COM
55261F104
569
1115
SH

Sole

1115


Manpower Inc
COM
56418H100
1922
60182
SH

Sole

60182


McGraw Hill Companies
COM
580645109
381
6000
SH

Sole

6000


Medtronic Inc
COM
585055106
227
4389
SH

Sole

4389


Merck & Co
COM
589331107
1376
18485
SH

Sole

18485


Microsoft Corp
COM
594918104
274
4536
SH

Sole

4536


Minnesota Mng & Mfg Co
COM
604059105
586
6433
SH

Sole

6433


Montana Power Co
COM
612085100
286
8562
SH

Sole

8562


JP Morgan Chase & Co
COM
616880100
79
1700
SH

Sole

1700


NASDAQ 100 TR
UNIT SER 1
631100104
1251
14100
SH

Sole

14100


NCT Group
COM
62888Q109
0
39
SH

Sole

39


Pepsico Inc
COM
713448108
488
10603
SH

Sole

10603


Perkin Elmer Inc
COM
714046109
376
3600
SH

Sole

3600


Pfizer Inc
COM
717081103
1859
41391
SH

Sole

41391


Pitney Bowes Inc
COM
724479100
1479
37492
SH

Sole

37492


Procter & Gamble Co
COM
742718109
1263
18855
SH

Sole

18855


Progressive Corp
COM
743315103
433
5287
SH

Sole

5287


Royal Dutch Pete Co
NY REG GLD1.25
780257804
386
6448
SH

Sole

6448


SBC Communications Inc
COM
78387G103
591
11842
SH

Sole

11842


SPDR TR
UNIT SER 1
78462F103
508
3535
SH

Sole

3535


Sara Lee Corp
COM
803111103
306
15067
SH

Sole

15067


Schering-Plough Corp.
COM
806605101
444
9532
SH

Sole

9532


Schlumberger Ltd
COM
806857108
836
10154
SH

Sole

10154


Seagate Technology
COM
811804103
515
7466
SH

Sole

7466


Service Corp International
COM
817565104
140
57400
SH

Sole

57400


Servicemaster Co
COM
81760N109
4250
430352
SH

Sole

430352


SmithKline Beecham PLC
ADR
832378301
351
5120
SH

Sole

5120


Sprint Corp
COM
852061100
223
7600
SH

Sole

7600


SunGard Data Systems Inc
COM
867363103
646
15100
SH

Sole

15100


Sysco Corp
COM
871829107
245
5281
SH

Sole

5281


Telefonos de Mexico S A
SPON ADR ORD L
879403780
319
6000
SH

Sole

6000


Tenet Healthcare Corp
COM
88033G100
565
15500
SH

Sole

15500


Time Warner Inc
COM
887315109
211
2700
SH

Sole

2700


Tootsie Roll
COM
890516107
723
18425
SH

Sole

18425


Tyco Int'l Ltd New
COM
902124106
5735
110548
SH

Sole

110548


Verizon Communications
COM
92343V104
376
7757
SH

Sole

7757


Vodafone Group PLC New
Sponsored ADR
92857W100
306
8280
SH

Sole

8280


Walmart Stores Inc
COM
931142103
1206
25056
SH

Sole

25056


Washington Post Co
CLASS B
939640108
211
400
SH

Sole

400


Wells Fargo & Co
COM
949746101
4123
89763
SH

Sole

89763













